10. General and Administrative Expenses	12 Months Ended
Aug. 31, 2020
Other Income and Expenses [Abstract]
General and Administrative Expenses

Note 10 – General & administrate expenses

	For the year Ended August 31, 2020	For the year Ended August 31, 2019
Salaries and related expenses	$220,586	$97,060
Legal and professional fees	828,003	676,096
Consulting – Stock based compensation	72,120	247,307
Insurance	103,389	131,853
Other expenses	84,051	329,212
	$1,308,150	$1,481,528